UNITED STATES OF AMERICA
BEFORE THE
SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940

Release No. 32897 / November 7, 2017

In the Matter of

STEADFAST ALCENTRA GLOBAL CREDIT FUND
STEADFAST INVESTMENT ADVISER, LLC

18100 Van Karman Avenue, Suite 500
Irvine, CA 92612

(812-14725)

ORDER UNDER SECTION 6(c) OF THE INVESTMENT
COMPANY ACT OF 1940
GRANTING AN EXEMPTION FROM SECTIONS 18(a)(2),
18(c) AND 18(i) OF THE ACT,
UNDER SECTIONS 6(c) AND 23(c) OF THE ACT GRANTING
AN EXEMPTION FROM
RULE 23c-3 UNDER THE ACT AND PURSUANT TO
SECTION 17(d) AND RULE 17d-1
UNDER THE ACT

Steadfast Alcentra Global Credit Fund and Steadfast
Investment Adviser, LLC filed an application on December 8, 2016, and amendments to the application on April 13, 2017, August 18, 2017 and September 28,
2017, requesting an order under section 6(c) of the Investment Company Act of 1940 ("Act") granting an exemption from sections 18(a)(2), 18(c) and 18(i) of the Act, under sections 6(c) and 23(c) of the Act granting an exemption from rule 23c-3 under the Act and pursuant to section 17(d) of the Act and rule 17d-1 under the Act.
The order permits certain registered closed-end management investment companies to issue multiple classes of shares and to impose asset-based distribution and/or service fees, early withdrawal charges and repurchase fees.

On October 12, 2017, a notice of the filing of the application was issued (Investment Company Act
Release No. 32860). The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that granting the requested exemption is appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.
It is further found that proposed repurchases will be made in a manner which does not unfairly discriminate against any holders of the class or classes of securities to be purchased. It is further found that the investment company's proposed institution of asset-based distribution and/or service fees is consistent with the provisions, policies, and purposes of the Act, and will not be on a basis different from or less advantageous than that of other participants.

Accordingly, in the matter of Steadfast Alcentra Global
Credit Fund and Steadfast Investment
Adviser, LLC (File No. 812-14725),

IT IS ORDERED, under section 6(c) of the Act, that the requested exemption from sections 18(a)(2), 18(c) and 18(i) of the Act is granted, effective immediately, subject to the condition in the application, as amended.

IT IS ALSO ORDERED, under sections 6(c) and 23(c) of the Act, that the requested exemption from rule 23c-3 is granted, effective immediately, subject to the condition contained in the application, as amended.

IT IS ALSO ORDERED, under section 17(d) and rule 17d-
1, that the investment company's institution of asset-based distribution and/or service fees is approved, effective immediately, subject to the condition contained in the application, as amended.

For the Commission, by the Division of Investment
Management, under delegated authority.

Eduardo A. Aleman
Assistant Secretary